Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)			6 Months Ended
		Jan. 01, 2018	Jun. 30, 2018
Common Shares
Cumulative effect impact of the adoption of new accounting policy	[1]		$ 4,000
Increase (decrease) due to application of IFRS 15
Common Shares
Cumulative effect impact of the adoption of new accounting policy		$ 3,888

[1]	Reflects the impact of the adoption of IFRS 15, Revenue from Contracts with Customers, which is effective for annual periods beginning on January 1, 2018. Refer to Note 1 for further discussion.